CONDENSED INTERIM CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenues:
Software	$ 10,787	$ 11,706
Maintenance and technical support	11,234	11,220
Consulting services	46,149	35,146
Total revenues	68,170	58,072
Cost of revenues:
Software	3,257	3,420
Maintenance and technical support	1,413	1,725
Consulting services	36,185	27,873
Total cost of revenues	40,855	33,018
Gross profit	27,315	25,054
Operating costs and expenses:
Research and development, net	1,802	1,242
Selling and marketing	11,061	10,797
General and administrative	5,744	4,987
Total operating costs and expenses	18,607	17,026
Operating income	8,708	8,028
Financial expenses, net	520	198
Other income, net	0	67
Income before taxes on income	8,188	7,897
Taxes on income	777	67
Net income	7,411	7,830
Change in redeemable non-controlling interests	215	0
Net income attributable to non-controlling interests	195	15
Net income attributable to Magic Software Enterprises Shareholders	$ 7,001	$ 7,815
Net earnings per share attributable to Magic Software Enterprises' shareholders:
Basic and diluted earnings per share (in dollars per share)	$ 0.19	$ 0.21